Non-controlling interests (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Profit attributable to non-controlling interests	£ 19	£ 37
Equity attributable to non-controlling interests	1,064		£ 1,085
Other non-controlling interests
Profit attributable to non-controlling interests	3	0
Equity attributable to non-controlling interests	2		23
Barclays Bank PLC | - Preference shares
Profit attributable to non-controlling interests	13	28
Equity attributable to non-controlling interests	529		529
Barclays Bank PLC | - Upper T2 instruments
Profit attributable to non-controlling interests	3	£ 9
Equity attributable to non-controlling interests	£ 533		£ 533